Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (6,645,453)	$ (3,546,195)
Tax at the statutory tax rate of 25%	(1,661,363)	(886,549)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	400,042	332,974
Timing differences (not meeting deferred asset criteria)	(47,226)	(52,532)
Carry forward losses (not meeting deferred asset criteria)	1,308,547	606,107
Income tax expense